Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Designated financial liabilities at fair value through profit or loss [abstract]
Disclosure of financial liabilities designated at fair value

	Barclays Bank Group
	2024	2023
	£m	£m
Loans and advances	1,039	1,367
Debt securities	182	130
Other financial assets	—	—
Financial assets designated at fair value	1,221	1,497

Loans and advances	43,143	45,174
Debt securities	2,749	2,415
Equity securities	2,856	5,938
Reverse repurchase agreements and other similar secured lending	141,791	149,131
Other financial assets	85	81
Financial assets mandatorily at fair value	190,624	202,739
Total	191,845	204,236

	Barclays Bank Group
	2024		2023
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	76,833	92,479	67,486	81,651
Deposits	46,383	48,201	43,602	44,912
Repurchase agreements and other similar secured borrowing	156,024	156,600	186,906	187,786
Subordinated debt	537	957	579	942
Financial liabilities designated at fair value	279,777	298,237	298,573	315,291